THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.3%

	Shares	Value

Brazil — 2.9%

Cia de Saneamento Basico do Estado de Sao Paulo	139,600	$1,205,221

Cia Siderurgica Nacional	233,057	661,682

Dexco	71,500	134,733

JBS	1,826,576	11,268,492

Kepler Weber	16,800	66,497

Mahle-Metal Leve	7,600	35,620

Marfrig Global Foods	1,653,000	4,210,692

Minerva	86,200	216,912

Nova Embrapar Participacoes* (A)	854	—

Petroleo Brasileiro ADR	15,140	216,199

Seara Alimentos* (A)	911	—

SYN prop e tech	35,300	28,040

Vale	411,200	5,547,199

		23,591,287

Chile — 0.0%

CAP	10,486	95,962

Cencosud	81,123	110,823

		206,785

China — 22.3%

Agile Group Holdings	1,166,592	382,267

Agricultural Bank of China, Cl H	12,388,000	4,085,837

Aluminum Corp of China, Cl H	494,000	180,928

Amlogic Shanghai, Cl A*	44,791	563,046

Angang Steel, Cl H	512,000	169,685

Anhui Conch Cement, Cl H	152,500	603,394

Anji Microelectronics Technology Shanghai, Cl A	21,159	663,044

Bank of China, Cl H	53,120,196	18,888,760

Bank of Communications, Cl H	3,142,236	1,870,300

Baoshan Iron & Steel, Cl A	1,882,715	1,588,165

BYD Electronic International	83,500	214,528

Cheetah Mobile ADR*	16,178	11,792

China Citic Bank, Cl H	5,133,342	2,145,635

China Construction Bank, Cl H	35,167,715	22,458,483

China COSCO Holdings, Cl H	3,874,850	5,813,371

China Life Insurance, Cl H	420,000	625,556

China Merchants Bank, Cl H	486,000	2,626,004

China Petroleum & Chemical, Cl H	3,152,000	1,486,031

China Railway Group, Cl H	6,774,951	4,033,095

China Shenhua Energy, Cl H	629,500	1,779,182

China Sports International* (A)	670,000	—

China Vanke, Cl H	215,400	409,708

Chinese Universe Publishing and Media Group, Cl A	2,434,699	3,368,004

CIFI Holdings Group	576,000	156,437

Dare Power Dekor Home, Cl A	1,161,925	1,507,799

Dongfeng Motor Group, Cl H	364,000	251,522

G-bits Network Technology Xiamen, Cl A	112,989	5,963,359

Greentown China Holdings	112,000	221,386

Haitian International Holdings	143,000	342,216

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)

Harbin Power Equipment, Cl H*	287,238	$83,108

Henan Lingrui Pharmaceutical, Cl A	203,630	355,551

Hunan Valin Steel, Cl A	1,148,600	776,389

Industrial & Commercial Bank of China, Cl H	8,801,000	4,652,982

JOYY ADR	6,855	177,476

Kingnet Network, Cl A*	1,285,600	1,142,691

Kunlun Energy	6,574,000	4,839,563

Longfor Group Holdings	235,000	785,222

Lonking Holdings	718,189	142,458

Metallurgical Corp of China, Cl H	5,527,520	1,155,777

MLS, Cl A	2,167,259	3,130,873

New China Life Insurance, Cl H	307,900	733,734

People’s Insurance Group of China, Cl H	1,026,000	307,191

Perfect World, Cl A	711,200	1,573,547

PetroChina, Cl H	36,880,000	17,221,479

PICC Property & Casualty, Cl H	1,640,000	1,683,447

Ping An Insurance Group of China, Cl H	794,000	4,666,369

Powerlong Real Estate Holdings	1,123,000	150,349

Qudian ADR*	249,049	281,425

Shanxi Taigang Stainless Steel, Cl A	1,284,500	945,662

Shui On Land	1,061,000	140,641

Sinopharm Group, Cl H	166,000	380,337

Sinotrans, Cl H	795,000	238,435

Sinotruk Hong Kong	3,274,148	3,868,784

Sohu.com ADR*	4,647	76,676

Suzhou Gold Mantis Construction Decoration, Cl A	1,751,113	1,281,448

TCL Electronics Holdings	949,000	452,096

Tencent Holdings	650,700	25,148,782

Tian Di Science & Technology, Cl A	1,566,000	1,171,837

Tianneng Power International	553,288	648,563

Tingyi Cayman Islands Holding	242,000	398,378

Trina Solar, Cl A	124,700	1,541,608

Tsingtao Brewery, Cl H	76,000	742,375

Wangsu Science & Technology, Cl A	547,300	429,759

Weiqiao Textile, Cl H	719,519	142,110

Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	2,458,800	7,147,691

Xinyu Iron & Steel, Cl A	6,388,300	4,266,334

Xinyuan Real Estate ADR*	8,225	5,925

Xtep International Holdings	162,000	263,456

Yanzhou Coal Mining, Cl H	186,000	581,215

Zhejiang Orient Gene Biotech, Cl A	7,230	121,836

Zhejiang Semir Garment, Cl A	2,772,797	2,196,836

Zhejiang Wanliyang, Cl A	1,800	2,730

		178,462,679

Colombia — 0.0%

Cementos Argos	91,751	83,468

Czech Republic — 0.5%

CEZ	79,493	3,612,418

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Czech Republic — (continued)

Komercni banka as	9,325	$235,609

Philip Morris CR	11	7,582

		3,855,609

Greece — 0.3%

Cairo Mezz*	11,041	1,690

Fourlis Holdings	25,163	78,780

JUMBO	70,910	1,099,440

National Bank of Greece*	236,962	742,352

Safe Bulkers	142,496	550,035

		2,472,297

Hong Kong — 11.2%

AAC Technologies Holdings	91,000	176,434

Alibaba Group Holding*	1,933,168	21,735,513

Alibaba Health Information Technology*	596,000	357,897

Anhui Expressway, Cl H	42,000	31,951

Asia Cement China Holdings	1,403,697	694,223

Baidu, Cl A*	277,300	4,792,965

Beijing Enterprises Holdings	62,500	200,311

Bosideng International Holdings	410,000	239,296

BYD, Cl H	102,000	3,731,769

Cabbeen Fashion	122,199	25,839

China BlueChemical	1,046,000	283,000

China Cinda Asset Management, Cl H	1,096,000	150,976

China Coal Energy, Cl H	11,986,645	9,324,742

China Foods	421,556	134,234

China Hanking Holdings	48,000	6,482

China Harmony Auto Holding	962,780	325,190

China High Speed Transmission Equipment Group	915,314	591,930

China Hongqiao Group	4,784,500	4,985,806

China International Marine Containers Group, Cl H	931,761	901,738

China Longyuan Power Group, Cl H	128,000	205,640

China Merchants Port Holdings	158,130	255,040

China Minsheng Banking, Cl H	467,365	152,429

China National Building Material, Cl H	1,697,215	1,703,537

China Oriental Group	926,000	186,551

China Pacific Insurance Group, Cl H	879,400	1,878,421

China Reinsurance Group, Cl H	421,462	33,306

China Risun Group	225,000	88,833

China Taiping Insurance Holdings	633,800	668,327

China Traditional Chinese Medicine Holdings	348,000	147,733

Chinasoft International	350,000	299,639

Chongqing Machinery & Electric, Cl H	466,000	34,907

CIFI Ever Sunshine Services Group	108,000	77,871

CIMC Enric Holdings	182,000	169,189

CITIC	6,252,000	6,762,058

CITIC Resources Holdings	690,000	43,189

CMOC Group, Cl H	447,000	219,449

Consun Pharmaceutical Group	118,000	64,662

COSCO SHIPPING Ports	154,000	114,964

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)

CPMC Holdings	294,260	$116,084

Dawnrays Pharmaceutical Holdings	112,000	18,226

Digital China Holdings	91,000	40,607

Dongyue Group	184,000	200,125

FIH Mobile*	99,564	13,328

Fosun International	318,000	250,541

FriendTimes	651,961	97,041

Fufeng Group	538,783	312,420

Goodbaby International Holdings*	694,320	81,411

Grand Baoxin Auto Group*	591,000	38,471

IGG	302,709	121,401

Inke*	183,000	28,181

JD.com, Cl A	249,650	7,447,696

Jiangxi Copper, Cl H	135,000	165,375

JNBY Design	471,314	438,970

Joy City Property	780,000	27,747

Ju Teng International Holdings	30,829	5,577

Kingboard Holdings	85,000	248,685

Kingsoft	118,800	396,669

Launch Tech, Cl H*	58,000	22,757

Lee & Man Paper Manufacturing	121,000	46,065

Lenovo Group	10,216,000	9,907,425

Maoye International Holdings	286,000	8,781

NetDragon Websoft	429,169	857,429

New Oriental Education & Technology Group*	185,300	507,972

Nine Dragons Paper Holdings	442,134	364,647

Orient Overseas International	22,000	766,716

Pou Sheng International Holdings	2,032,142	222,557

Renrui Human Resources Technology Holdings	2,004	1,418

Seazen Group	260,000	89,103

Shanghai Industrial Holdings	222,183	314,172

Sino Biopharmaceutical	371,000	215,084

Sinopec Engineering Group, Cl H	1,555,500	667,960

Skyworth Group	5,825,486	2,734,232

Uni-President China Holdings	133,000	121,663

Wasion Holdings	188,000	67,147

West China Cement	750,000	87,879

Xinjiang Goldwind Science & Technology, Cl H	51,615	92,210

Yuexiu Property	170,000	212,383

ZTE, Cl H	93,800	201,852

		89,354,048

Hungary — 1.2%

MOL Hungarian Oil & Gas	344,269	2,534,656

OTP Bank Nyrt	302,847	6,252,091

Richter Gedeon Nyrt	56,500	1,155,721

		9,942,468

India — 9.1%

Adani Power*	540,319	2,155,223

Allcargo Logistics	59,386	230,762

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)

Ambika Cotton Mills	3,408	$75,510

Andhra Paper	5,846	25,663

Andhra Sugars	40,305	69,296

Apar Industries	34,366	487,848

Arvind	195,024	228,656

AurionPro Solutions	13,962	57,387

AVT Natural Products	41,515	48,357

Bajaj Consumer Care	13,858	28,507

Bharat Dynamics	13,859	142,065

Birlasoft Ltd	33,083	141,185

BLS International Services	36,936	113,194

Blue Dart Express	856	92,971

Century Enka	18,765	105,088

Century Plyboards India	20,807	155,234

CESC	522,248	506,677

Coal India	314,787	840,914

Computer Age Management Services	4,215	131,291

Cyient	63,035	659,775

Datamatics Global Services	22,513	87,071

DCM Shriram Industries	36,391	37,260

Dhampur Bio Organics*	90,153	29,800

Dhampur Sugar Mills	90,153	256,885

Dhunseri Ventures	11,142	28,587

EID Parry India	20,736	146,853

Elecon Engineering	74,003	338,888

Elgi Equipments	17,921	84,161

Emami	68,908	392,095

Equitas Holdings*	132,225	169,138

FIEM Industries	4,187	85,797

Finolex Industries	117,523	197,851

GAIL India	1,505,883	2,791,737

GHCL	56,990	465,183

Glenmark Pharmaceuticals	27,951	134,744

Godawari Power and Ispat	70,623	255,144

Great Eastern Shipping	13,271	79,419

Greenpanel Industries	83,456	465,323

Greenply Industries	93,476	216,137

Gujarat Ambuja Exports	171,684	658,763

Gujarat Narmada Valley Fertilizers & Chemicals	180,247	1,649,455

Gujarat State Fertilizers & Chemicals	30,351	60,797

HCL Technologies	1,113,747	13,393,932

HIL	1,691	75,332

Hindalco Industries	143,417	754,837

Hindustan Aeronautics	113,209	2,893,141

HSIL	12,676	45,624

I G Petrochemicals	2,769	22,267

Indian Oil	3,482,925	3,212,415

Intellect Design Arena	10,895	87,082

ITC	557,925	2,139,592

ITD Cementation India	38,041	39,252

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)

J Kumar Infraprojects	56,858	$241,985

Jagran Prakashan*	140,311	97,576

Jindal Saw*	32,265	35,075

Jindal Stainless*	86,643	130,170

JK Tyre & Industries	47,962	71,686

JMC Projects India	44,175	46,359

JSW Energy	43,899	132,668

Jubilant Industries*	4,231	21,494

Kabra Extrusiontechnik*	6,835	30,813

Kalyani Steels	2,284	8,657

Karnataka Bank	729,817	650,704

Kewal Kiran Clothing	15,443	67,098

Kirloskar Brothers	30,179	129,134

Kirloskar Industries	1,818	31,840

KPIT Technologies	454,134	3,162,519

KSB	22,399	418,655

LG Balakrishnan & Bros	29,823	265,685

Lumax Auto Technologies	3,097	10,145

Mahanagar Gas	47,315	450,779

Manali Petrochemicals	158,101	207,333

Mazagon Dock Shipbuilders	21,303	74,972

Mirza International*	59,267	187,324

Mphasis	6,725	196,144

National Aluminium	2,293,101	2,262,303

Nava Bharat Ventures	279,542	710,348

Newgen Software Technologies	6,914	32,444

NIIT	104,817	486,520

NMDC	117,017	159,713

NRB Bearings	103,998	180,281

NTPC	158,636	306,798

Nucleus Software Exports	8,170	42,764

Oil India	68,455	164,649

Oracle Financial Services Software	21,547	857,437

Orient Cement	162,820	239,725

Orient Green Power*	441,108	53,705

Persistent Systems	9,990	459,932

Polyplex	20,997	620,964

PTC India	321,599	338,228

R Systems International	38,561	116,685

Raymond	8,721	105,930

Redington India	1,461,109	2,306,530

Repco Home Finance	25,178	48,112

Savita Oil Technologies	658	10,095

Schaeffler India	7,055	247,932

Shivalik Bimetal Controls	9,509	50,575

Shreyas Shipping & Logistics	22,237	91,663

Shyam Metalics & Energy	7,029	26,903

Siyaram Silk Mills	41,179	277,672

SMC Global Securities	1,350	1,497

Somany Ceramics*	9,439	75,257

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)

Sonata Software	31,713	$283,025

SP Apparels	17,785	84,190

Steel Authority of India	3,941,824	3,848,903

Supreme Petrochem	4,329	46,860

Sutlej Textiles and Industries	35,560	28,785

Tamilnadu Petroproducts	92,741	113,625

Tata Power	1,300,878	3,662,207

Tata Steel	1,206,210	1,641,733

Technocraft Industries India*	4,120	50,575

Time Technoplast	122,412	166,206

Transport Corp of India	21,794	191,340

Triveni Turbine	170,857	368,836

Vardhman Textiles	48,969	187,868

Visaka Industries	20,755	133,156

VLS Finance	14,706	26,855

VRL Logistics	48,954	386,595

West Coast Paper Mills	16,211	86,630

Wipro	987,505	5,269,141

WNS Holdings ADR *	17,706	1,535,287

		72,645,459

Indonesia — 1.4%

Adaro Energy	26,424,700	5,802,290

Astra International	1,574,200	672,338

Bank CIMB Niaga	896,267	63,145

Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	36,400

Bukit Asam	2,505,775	727,491

Dharma Satya Nusantara	2,308,000	82,610

Gajah Tunggal	1,703,145	80,971

Indah Kiat Pulp & Paper	235,800	120,918

Indika Energy*	279,534	50,391

Indo Tambangraya Megah	234,549	626,803

Matahari Department Store	2,151,468	659,180

Mitra Adiperkasa	3,707,000	222,660

Perusahaan Gas Negara	5,092,900	578,220

Perusahaan Perkebunan London Sumatra Indonesia	1,484,600	126,207

Sumber Global Energy	71,727	5,109

Summarecon Agung	5,264,600	215,133

Temas	293,800	49,058

Timah	3,769,824	371,665

Triputra Agro Persada	4,887,415	235,556

United Tractors	368,300	804,887

		11,531,032

Luxembourg — 0.7%

Ternium ADR	149,307	5,289,947

Malaysia — 0.1%

Coastal Contracts*	121,800	46,644

Evergreen Fibreboard	406,700	43,050

Jaya Tiasa Holdings	233,300	34,658

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Malaysia — (continued)

Kim Loong Resources	68,300	$25,629

KSL Holdings*	376,483	69,021

Magni-Tech Industries	15,800	6,751

Padini Holdings	165,400	120,530

Sarawak Oil Palms	47,700	29,583

Shin Yang Shipping*	271,200	25,594

TSH Resources	724,600	171,122

		572,582

Mexico — 0.1%

Alfa, Cl A	566,348	389,224

El Puerto de Liverpool	44,003	197,658

Grupo Financiero Inbursa, Cl O *	93,609	172,979

		759,861

Monaco — 0.0%

Costamare	5,262	61,723

Philippines — 0.1%

Semirara Mining & Power, Cl A	518,700	390,850

SSI Group *	178,472	4,602

		395,452

Poland — 2.4%

Alior Bank*	28,111	152,204

Asseco Poland	35,749	557,036

Bank Handlowy w Warszawie	7,487	95,042

Bank Pekao	203,985	3,230,736

Budimex	2,964	161,904

Enea*	49,203	100,469

Famur*	191,253	131,743

Grupa Azoty*	24,636	229,349

Inter Cars	1,356	120,190

Jastrzebska Spolka Weglowa*	230,545	2,513,018

KGHM Polska Miedz	35,793	897,249

KRUK	4,092	234,332

LiveChat Software	2,174	46,583

Lubelski Wegiel Bogdanka	5,598	65,254

PGE Polska Grupa Energetyczna*	1,212,082	2,709,882

Polimex-Mostostal*	12,821	8,611

Polski Koncern Naftowy ORLEN	33,426	544,449

Polskie Gornictwo Naftowe i Gazownictwo	1,132,866	1,692,842

Powszechny Zaklad Ubezpieczen	755,598	4,949,787

Santander Bank Polska	12,055	612,128

Tauron Polska Energia*	541,846	382,442

Tim	3,898	22,086

Unimot *	337	4,372

		19,461,708

Qatar — 0.0%

Ooredoo QPSC	81,733	209,673

Qatar Electricity & Water QSC	27,000	137,233

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Qatar — (continued)

Qatar National Cement QSC	10,000	$13,365

		360,271

Russia — 0.0% (A)

Globaltrans Investment GDR	114,181	—

HeadHunter Group ADR	3,279	—

Novolipetsk Steel PJSC GDR	189,918	—

Sberbank of Russia PJSC ADR*	447,493	—

Tatneft PJSC ADR	153,163	—

		—

Saudi Arabia — 4.5%

Arab National Bank	58,397	482,972

Arabian Cement	2,220	22,649

Astra Industrial Group	20,464	240,086

Bawan	75,254	706,843

Etihad Etisalat	157,908	1,594,417

Rabigh Refining & Petrochemical*	789,873	3,924,000

Sahara International Petrochemical	321,163	4,099,000

Saudi Basic Industries	574,986	15,319,554

Saudi Electricity	1,246,100	8,246,502

United International Transportation	82,417	1,061,430

		35,697,453

Singapore — 0.0%

Riverstone Holdings	512,200	289,211

South Africa — 3.1%

African Rainbow Minerals	53,910	758,406

Anglo American Platinum	14,755	1,131,864

Blue Label Telecoms*	67,535	28,810

Exxaro Resources	48,651	591,364

FirstRand	179,082	708,408

Grindrod Shipping Holdings	2,444	43,923

Hudaco Industries	688	6,191

Investec	266,871	1,424,757

Kumba Iron Ore	299,268	8,918,397

Lewis Group	21,364	66,592

Mittal Steel South Africa*	21,494	8,462

MTN Group	286,461	2,404,208

Murray & Roberts Holdings	85,890	54,506

Ninety One	37,184	90,835

Omnia Holdings	16,027	61,598

PPC*	208,889	35,896

Sappi	295,045	977,074

Sasol*	56,257	1,181,778

Standard Bank Group	403,708	3,889,384

Telkom	863,962	2,265,431

Truworths International	31,283	96,558

		24,744,442

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — 14.8%

Ace Bed	567	$18,724

BNK Financial Group	95,862	501,600

CJ	33,239	2,042,490

Creas F&C	3,550	97,402

Daesang Holdings	2,670	17,040

Daewon San Up	2,331	9,582

Daishin Securities	16,153	192,581

DB HiTek	98,714	3,436,811

DGB Financial Group	85,975	511,971

Dongwon F&B	382	44,744

Doosan	2,906	157,064

DRB Holding	528	1,844

DTR Automotive	658	29,074

DY POWER	2,434	22,971

Gemvaxlink	26,925	27,143

Genoray	1,772	12,205

Global Standard Technology	3,878	68,435

Hana Financial Group	533,984	15,302,111

Handsome	2,901	69,556

Hanjin Heavy Industries & Construction Holdings	10,403	31,870

Hankook Tire & Technology	19,575	524,720

Hansol Paper	5,426	59,663

Hanwha	177,601	3,776,007

Hanwha Aerospace	31,263	1,557,273

Hanwha Life Insurance	327,845	582,637

Hanyang Securities	3,832	32,786

Hyundai Department Store	3,450	177,208

Hyundai Engineering & Construction	57,916	1,883,222

Hyundai Glovis	3,811	534,884

Hyundai Steel	9,495	249,757

iMarketKorea	6,925	55,311

Infinitt Healthcare*	4,997	22,642

JB Financial Group	45,575	261,997

JVM	2,286	35,940

KB Financial Group	264,229	9,827,186

KCC	1,487	334,350

Kia Motors	154,004	9,641,791

Kolon	7,102	137,311

Korea Business News	20,334	95,413

Korea Cast Iron Pipe Industries	9,586	59,669

Korea Investment Holdings	18,879	918,626

Korean Air Lines	5,133	100,295

KT	538,309	15,646,249

KT Skylife	7,760	53,744

LF	8,581	115,472

LG Electronics	114,617	8,360,435

LG Hausys	10,551	354,557

LG International	39,261	994,814

LG Uplus	312,327	3,009,613

LOTTE Himart	11,867	157,430

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)

Mgame*	20,328	$122,302

Multicampus	1,070	34,797

NHN*	44,930	946,999

Piolink	2,947	26,257

PSK Holdings	3,991	28,502

Pyeong Hwa Automotive	3,167	19,226

Rayence	15,821	128,900

Sajodaerim	7,208	138,849

Samsung Card	8,839	218,118

Samsung Electronics	419,911	19,876,555

Samyang	575	18,718

Samyang Optics	5,486	52,671

Sangsangin	9,446	66,122

SaraminHR	4,391	115,389

SAVEZONE I&C CORP	11,048	25,257

Seoyon	10,103	54,694

SGC e Tec E&C	723	25,202

Shinhan Financial Group	111,976	3,083,730

Shinsegae	9,434	1,590,075

Shinsegae Engineering & Construction	1,067	21,466

Silicon Works	1,682	129,422

SIMMTECH HOLDINGS	32,654	100,372

Value Added Technology	17,476	446,001

WiSoL	13,595	93,586

Woongjin Thinkbig	18,433	36,189

Woori Financial Group	883,606	8,108,574

YES24	471	2,379

Youngone	22,502	700,231

		118,366,803

Taiwan — 14.3%

Advanced Analog Technology	22,000	38,384

Asustek Computer	370,000	3,490,446

Cayman Engley Industrial	17,000	33,183

China Ecotek	37,000	50,451

ChipMOS Technologies	752,000	893,231

ChipMOS Technologies ADR	2,816	67,556

Compeq Manufacturing	119,000	195,031

DA CIN Construction	113,000	113,374

Evergreen Marine Taiwan	1,748,000	5,616,988

First Insurance	95,000	46,407

Fubon Financial Holding	169,227	317,878

Global Mixed Mode Technology	24,000	118,716

Goldtek Technology	7,615	21,247

Hon Hai Precision Industry	6,450,648	23,575,479

Innolux*	4,259,000	1,475,026

IntelliEPI	17,000	39,715

Kindom Development	20,000	20,096

Lite-On Technology	1,281,061	2,810,897

Macroblock	214,000	860,351

Macronix International	131,000	143,632

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)

MediaTek	586,000	$13,501,490

Mercuries Life Insurance*	3,763	785

Nanya Technology	151,000	265,283

Novatek Microelectronics	628,000	5,594,722

Phison Electronics	11,000	107,902

Pou Chen	1,860,000	1,670,070

Powertech Technology	58,000	166,251

Realtek Semiconductor	850,000	9,774,778

Senao International	73,000	75,878

Shan-Loong Transportation	21,000	23,842

Sitronix Technology	98,000	551,399

Star Comgistic Capital	203,723	164,113

Taiwan Semiconductor Manufacturing	2,167,000	37,163,111

Ubright Optronics	8,000	9,788

Union Insurance	27,500	15,577

United Microelectronics	3,464,000	4,659,977

United Orthopedic	36,000	35,971

X-Legend Entertainment	17,000	23,419

Yuanta Financial Holding	1,604,520	1,075,508

		114,807,952

Thailand — 1.8%

AP Thailand NVDR	668,900	178,283

Asia Green Energy NVDR	266,500	28,649

Bangchak NVDR	206,700	167,724

Bangkok Bank NVDR	1,409,400	5,125,793

Bangkok Chain Hospital NVDR	1,022,100	566,134

Bangkok Life Assurance NVDR	172,800	178,386

Index Livingmall NVDR	598,500	273,752

Indorama Ventures NVDR	189,000	226,228

Inter Medical Care and Lab Hospital NVDR	150,200	60,930

IRPC NVDR	6,425,900	575,830

Kasikornbank NVDR	1,297,800	5,202,386

Krung Thai Bank NVDR	1,265,200	550,236

Precious Shipping NVDR	1,359,900	671,395

Pruksa Holding NVDR	72,200	24,471

Regional Container Lines NVDR	414,800	427,091

Successmore Being NVDR	3,000	477

Supalai NVDR	505,500	267,379

WICE Logistics NVDR	192,800	60,461

		14,585,605

Turkey — 0.3%

Dogus Otomotiv Servis ve Ticaret	374,122	1,767,612

Yapi ve Kredi Bankasi	1,881,321	498,774

		2,266,386

United Arab Emirates — 0.4%

Emaar Properties PJSC	1,971,465	2,958,564

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — 0.3%

Thungela Resources	148,233	$2,612,107

United States — 0.5%

Danaos	13,451	983,671

Star Bulk Carriers	122,474	3,187,386

		4,171,057

TOTAL COMMON STOCK

(Cost $747,084,065)		739,546,256

PREFERRED STOCK (B) — 5.7%

Brazil — 5.6%

Braskem, Cl A	254,605	1,825,601

Cia Energetica de Minas Gerais	1,633,179	3,551,008

Cia Ferro Ligas da Bahia - FERBASA	91,158	837,038

Cia Paranaense de Energia, Cl B	2,128,400	2,867,155

Gerdau	2,283,252	10,846,782

Metalurgica Gerdau, Cl A	1,250,100	2,461,978

Noxville Investimentos* (A)	455	—

Petroleo Brasileiro	3,265,994	21,619,275

Uniao de Industrias Petroquimicas	18,700	304,095

Usinas Siderurgicas de Minas Gerais Usiminas, Ser A	594,200	991,080

		45,304,012

South Korea — 0.1%

CJ	9,029	496,551

TOTAL PREFERRED STOCK

(Cost $36,666,249)		45,800,563

MUTUAL FUND — 0.3%

United States — 0.3%

iShares MSCI Emerging Markets ETF	63,512	2,537,939

TOTAL MUTUAL FUND

(Cost $2,515,786)		2,537,939

SHORT-TERM INVESTMENT — 0.1%

First American Treasury Obligations Fund, Cl X, 0.029%

(Cost $495,874)	495,874	495,874

TOTAL INVESTMENTS— 98.4%

(Cost $786,761,974)		$788,380,632

Percentages are based on Net Assets of $800,812,517.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2022
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

ETF— Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

REIT— Real Estate Investment Trust

Ser — Series

The summary of input levels used to value the Portfolio’s net assets as of July 31, 2022 was as follows:

Investments in
Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$23,591,287	$—	$	—^	$23,591,287
Chile	206,785	—		—	206,785
China	553,294	177,909,385		—^	178,462,679
Colombia	83,468	—		—	83,468
Czech Republic	7,582	3,848,027		—	3,855,609
Greece	551,725	1,920,572		—	2,472,297
Hong Kong	28,334	89,325,714		—	89,354,048
Hungary	—	9,942,468		—	9,942,468
India	1,618,792	71,026,667		—	72,645,459
Indonesia	63,145	11,467,887		—	11,531,032
Luxembourg	5,289,947	—		—	5,289,947
Malaysia	25,629	546,953		—	572,582
Mexico	759,861	—		—	759,861
Monaco	61,723	—		—	61,723
Philippines	—	395,452		—	395,452
Poland	544,449	18,917,259		—	19,461,708
Qatar	150,598	209,673		—	360,271
Russia	—	—		—^	—^
Saudi Arabia	—	35,697,453		—	35,697,453
Singapore	289,211	—		—	289,211
South Africa	4,574,430	20,170,012		—	24,744,442
South Korea	18,724	118,348,079		—	118,366,803
Taiwan	67,556	114,740,396		—	114,807,952
Thailand	178,386	14,407,219		—	14,585,605
Turkey	2,266,386	—		—	2,266,386
United Arab Emirates	—	2,958,564		—	2,958,564
United Kingdom	2,612,107	—		—	2,612,107
United States	4,171,057	—		—	4,171,057

Total Common Stock	47,714,476	691,831,780		—^	739,546,256

Preferred Stock
Brazil	45,304,012	—		—^	45,304,012
South Korea	—	496,551		—	496,551

Total Preferred Stock	45,304,012	496,551		—^	45,800,563

Mutual Fund	2,537,939	—		—	2,537,939
Short-Term Investment	—	495,874		—	495,874

Total Investments in Securities	$95,556,427	$692,824,205	$	—^	$788,380,632

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the value is $0 or has been rounded to $0.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-3100